Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2010
Net Incremental Impact of Accounting Change on the Consolidated Balance Sheet

The following table presents the net incremental impact of this accounting change on the Group’s consolidated balance sheet.

	Ending Balance Sheet December 31, 2009		Net Increase (Decrease)		Beginning Balance Sheet January 1, 2010
	(in millions of Won)
Assets
Cash and cash equivalents	(Won)	4,363,125	(Won)	5,319	(Won)	4,368,444
Restricted cash		7,973,917		—		7,973,917
Interest-bearing deposits		2,164,004		296,624		2,460,628
Call loans and securities purchased under resale agreements		1,346,244		—		1,346,244
Trading assets		11,297,076		1,915,141		13,212,217
Securities:
Available-for-sale securities		27,611,895		132,449		27,744,344
Held-to-maturity securities		12,793,618		—		12,793,618
Loans		165,593,546		1,593,691		167,187,237
Customers’ liability on acceptances		2,780,290		—		2,780,290
Premises and equipment, net		2,437,014		—		2,437,014
Intangible assets		1,266,604		—		1,266,604
Goodwill		3,805,422		—		3,805,422
Security deposits		1,323,666		—		1,323,666
Other assets		10,153,495		76,512		10,230,007

Total Assets	(Won)	254,909,916	(Won)	4,019,736	(Won)	258,929,652

Liabilities and equity
Liabilities
Deposits:
Interest-bearing	(Won)	140,808,902	(Won)	3,495,532	(Won)	144,304,434
Non-interest-bearing		2,889,587		—		2,889,587
Trading liabilities		4,565,034		62,933		4,627,967
Acceptances outstanding		2,780,290		—		2,780,290
Short-term borrowings		9,714,857		(459,683)		9,255,174
Secured borrowings		7,944,390		691,365		8,635,755
Long-term debt		44,794,981		930		44,795,911
Future policy benefits		8,310,238		—		8,310,238
Accrued expenses and other liabilities		12,552,247		240,583		12,792,830

Total Liabilities	(Won)	234,360,526	(Won)	4,031,660	(Won)	238,392,186

Equity		20,549,390		(11,924)		20,537,466

Total liabilities and equity	(Won)	254,909,916	(Won)	4,019,736	(Won)	258,929,652

Carrying Amounts and Classification of Assets and Liabilities of VIEs which have been Consolidated

The following table presents the carrying amounts and classification of assets and liabilities of VIEs which have been consolidated by the Group at December 31:

	Asset-Backed Securitizations		Investment Trusts		Guaranteed Fixed Rate Money Trusts		Total
	(in millions of Won)
December 31, 2009
Consolidated Assets
Loans	(Won)	5,857,865	(Won)	99,124	(Won)	141	(Won)	5,957,130
Securities		1,939,535		1,606,396		1,368		3,547,299
Other assets		422,529		371,661		1,656		795,846

Total Assets(1)	(Won)	8,219,929	(Won)	2,077,181	(Won)	3,165	(Won)	10,300,275

Consolidated Liabilities
Total Liabilities(1)	(Won)	4,746,732	(Won)	359,076	(Won)	5,527	(Won)	5,111,335

	Asset-Backed Securitizations		Investment Trusts		Guaranteed Fixed Rate Money Trusts & Guaranteed Principal Money Trusts		Total
	(in millions of Won)
December 31, 2010
Consolidated Assets
Loans	(Won)	7,817,754	(Won)	39,843	(Won)	528,015	(Won)	8,385,612
Securities		1,729,766		828,718		241		2,558,725
Other assets		675,081		110,664		2,572,349		3,358,094

Total Assets(1)	(Won)	10,222,601	(Won)	979,225	(Won)	3,100,605	(Won)	14,302,431

Consolidated Liabilities
Total Liabilities(1)	(Won)	4,853,989	(Won)	56,758	(Won)	3,659,102	(Won)	8,569,849

Note:

(1)	Total assets and total liabilities of consolidated VIEs are reported net of intercompany balances that have been eliminated in consolidation.

Aggregated Total Assets, Maximum Exposure to Loss, and Carrying Amount and Classification of Assets and Liabilities, VIEs Not Primary Beneficiary

The following table presents the aggregated total assets of VIEs where the Group holds a significant variable interest or is a sponsor that holds a variable interest in a VIE, but is not the VIE’s primary beneficiary, and the Group’s maximum exposure to loss as a result of its involvement with the VIEs, and the carrying amount and classification of the assets and liabilities in the Group’s balance sheets that relate to the Group’s variable interest in the VIEs at December 31:

	Asset-Backed Securitizations		SPEs Created for Structured Financing		Investment Trusts		Guaranteed Principal Money Trusts & Performance Based Trusts		Other Vehicles		Total
	(in millions of Won)
December 31, 2009
Maximum exposure to loss(1)	(Won)	5,684,514	(Won)	9,179,376	(Won)	803,815	(Won)	3,480,492	(Won)	443,435	(Won)	19,591,632
Total assets of VIEs		16,629,900		33,698,441		8,796,449		3,700,384		11,750,970		74,576,144

On-Balance Sheet Assets
Loans	(Won)	1,597,388	(Won)	7,084,670	(Won)	—	(Won)	—	(Won)	254,618	(Won)	8,936,676
Securities		601,086		185,236		724,527		—		72,006		1,582,855
Other assets		75,501		1,490		—		—		1,447		78,438

Total	(Won)	2,273,975	(Won)	7,271,396	(Won)	724,527	(Won)	—	(Won)	328,071	(Won)	10,597,969

On-Balance Sheet Liabilities	(Won)	3,883	(Won)	516	(Won)	—	(Won)	—	(Won)	873	(Won)	5,272

	Asset-Backed Securitizations		SPEs Created for Structured Financing		Investment Trusts		Performance Based Trusts		Other Vehicles		Total
	(in millions of Won)
December 31, 2010
Liquidity arrangements	(Won)	1,494,752	(Won)	7,362,491	(Won)	173,854	(Won)	—	(Won)	364,418	(Won)	9,395,515
Obligations to purchase assets		94,617		—		—		—		—		94,617
others		530,250		78,165		693,693		—		35,812,855		37,114,963
Maximum exposure to loss(1)	(Won)	2,119,619	(Won)	7,440,656	(Won)	867,547	(Won)	—	(Won)	36,177,273	(Won)	46,605,095
Total assets of VIEs	(Won)	11,668,703	(Won)	29,862,778	(Won)	10,529,556	(Won)	—	(Won)	10,140,907	(Won)	62,201,944

Total Liabilities of VIEs	(Won)	5,828,653	(Won)	24,185,818	(Won)	386,846	(Won)	—	(Won)	5,696,147	(Won)	36,097,464

On-Balance Sheet Assets
Loans	(Won)	426,063	(Won)	5,831,434	(Won)	—	(Won)	—	(Won)	247,196	(Won)	6,504,693
Securities		450,573		104,529		770,036		—		48,308		1,373,446
Other assets		6		—		—		—		972		978

Total	(Won)	876,642	(Won)	5,935,963	(Won)	770,036	(Won)	—	(Won)	296,476	(Won)	7,879,117

On-Balance Sheet Liabilities	(Won)	1,282	(Won)	1,415	(Won)	—	(Won)	—	(Won)	1,105	(Won)	3,802

Note:

(1)

The Group’s maximum exposure to loss often differs from the carrying amount of assets and liabilities in Group’s balance sheet that relate to the Group’s variable interest in the VIEs. The maximum exposure to loss is dependent on the nature of the Group’s variable interest in the VIEs and is limited to the notional amounts of certain liquidity facilities, other credit support, derivatives and investments the Group has made in the VIEs.